Note 16 - Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax Abstract
Disclosure of Income Tax

16. Income Tax

16.1. Deferred income tax assets and liabilities

		Changes recognized in					As of December 31, 2018
Account	As of December 31, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income	Impact of IFRS 9 adoption (see Note 2.3)	Deconsolidation of VWFS (see Note 43)		Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	643,425	275,243		310,889	(24,261)		1,205,296
Provisions	690,403	(193,637)			(2,900)		493,866
Loan Commissions	290,029	(102,436)					187,593
Expenses capitalized for tax purpose	(317,596)	(81,128)						(398,724)
Property and equipment	(3,044,879)	(436,352)			(234)			(3,481,465)
Investments in debt securities and equity instruments	(176,944)	215,426	66,891				105,373
Derivatives	16,538	(5,337)					11,201
Others	(329)	902			208		781
Balance	(1,899,353)	(327,319)	66,891	310,889	(27,187)		2,004,110	(3,880,189)
						Offsetting	(2,004,110)	2,004,110
						Net		(1,876,079)

		Changes recognized in			As of December 31, 2017
Account	As of January 1, 2017	Consolidated statement of profit or loss	Consolidated statement of comprehensive income		Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	390,334	253,091			643,425
Provisions	837,500	(147,097)			690,403
Loan Commissions	396,422	(106,393)			290,029
Expenses capitalized for tax purpose	(442,689)	125,093				(317,596)
Property and equipment	(3,666,714)	621,835				(3,044,879)
Investments in debt securities and equity instruments	(118,493)	(123,033)	64,582			(176,944)
Derivatives	22,005	(5,467)			16,538
Others	2,009	(2,338)				(329)
Balance	(2,579,626)	615,691	64,582		1,640,395	(3,539,748)
				Offsetting	(1,609,311)	1,609,311
				Net	31,084	(1,930,437)

In order to fully realize the deferred income tax asset, the Bank will need to generate taxable income. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax are deductible, Management of the Bank believes that as of December 31, 2018 it is probable that the Bank will realize all of the deferred income tax assets. Taxable profit projections for 2019 take into account the following:

  Taxable income is determined based on the profit or loss without hyperinflationary adjustment. It has to be noted that in 2018 the application of hyperinflationary adjustment resulted in a reduction of 11,654,234 of profit (see Note 3.2).

  Tax inflation adjustment does not apply for 2018 since the required threshold of inflation was not reached. In case tax inflation adjustment should have been applied, its methodology differs significantly from the methodology in accordance with IAS 29, and the loss generated by the tax inflation adjustment would have been lower than the loss as calculated in accordance with accounting purposes.

  Moreover, during February 2019 the Bank sold a portion of its interest in Prisma Medios de Pago, generating a significant tax profit (see Note 50).

16.2. Unrecognised deferred tax liabilities

At December 31, 2018 and 2017 there were deferred tax liabilities of 364,416 and 336,016, respectively, related to investments in subsidiaries and in joint ventures. However this liability was not recognized because the Group controls the dividend policy of its subsidiaries and is able to veto the payment of dividends of its joint ventures. No dividend distribution from subsidiaries and joint ventures is expected in the foreseeable future.

16.3. Income tax expense

	December 31, 2018	December 31, 2017
Current Tax	5,395,932	3,396,542
Deferred Tax	354,506	(615,691)
Inflation adjustment (see Note 16.5)	(1,414,068)	(2,058,359)
Income tax expense	4,336,370	722,492

The reconciliation of effective tax rate is set forth below:

	December 31, 2018	December 31, 2017
Profit before income tax	2,766,667	2,582,003
Income tax rate	30%	35%
Subtotal	830,000	903,701
Tax -exempt income	(196,353)	(258,649)
Non-deductible expenses	69,985	35,907
Change in tax rate (see Note 16.4)	(288,426)	(882,320)
Other	(17,623)	(27,438)
Net monetary inflation adjustment	5,352,855	3,009,650
Subtotal	5,750,438	2,780,851
Inflation adjustment (see Note 16.5)	(1,414,068)	(2,058,359)
Income tax expense	4,336,370	722,492
Effective tax rate	157%	28%

16.4. Change in tax rate

Income tax rate was reduced from the 35% applicable in 2017 to 30% for annual periods ended in 2018 and 2019, and to 25% for annual periods ended in 2020 onwards.

16.5. Income tax exposure – inflation adjustment

The tax inflation adjustment prescribed by Law 20,628 allows the tax payers to recognize certain inflation effects on the tax provisions. At December 31, 2016 the Bank recognized and measured its Income tax provision without applying a tax inflation adjustment, since it was suspended by Law 24,073.

On May 10, 2017, after analyzing the effect of the non-application of the tax inflation adjustment and on the basis of related legal precedents, the Bank approved the filing of a petition for the courts to declare such suspension to be unconstitutional based on the non-confiscatory principle set in article 17 of the Argentina National Constitution, in the light of the confiscatory effect that these provisions entail in this specific case.

The Bank therefore filed its Income tax return for the year ended December 31, 2016 having applied the inflation adjustment mechanism in its preparation.

The net impact of this measure is a reduction in the Income Tax Expense for the year ended December 31, 2016 for 1,185,800 in nominal value (corresponding to 2,058,359 in terms of currency as of December 31, 2018) recognized in “Income tax expense” as of December 31, 2017.

On May 10, 2018 using the same position as in prior year, the Bank filed its Income tax return for the year ended December 31, 2017 having applied the inflation adjustment mechanism in its preparation with a net impact of 1,021,518 in nominal values (corresponding to 1,414,068 in terms of currency as of December 31, 2018) in “Income tax expense” as of December 31, 2018.

As a result of the evaluation conducted, and on the basis of the opinion rendered by its legal and tax advisors, the Bank considers that the chances of obtaining at the ultimate judicial instance a court decision in support of a method to calculate income tax for this fiscal period that includes a deduction for the effects of inflation are much higher than a judgment that disallows such adjustment in view of the confiscation inherent in the tax rate derived from non-application of the inflation adjustment mechanisms. Therefore, the Bank has not recognized any provision related to this matter as of December 31, 2018.

The Bank is currently preparing its income tax return for 2018 and the Board of Directors will decide in the coming days whether to give effect to an adjustment for inflation in such income tax return.

Income tax – motions for refund of amounts paid for fiscal years 2013, 2014 and 2015

In connection with the years 2013, 2014 and 2015, the Bank determined its taxable income without applying the inflation adjustment mechanism for tax purposes, which led to income taxes paid in excess for 264,257, 647,945 and 555,002 in nominal values in those periods.

On the basis of the Bank’s position presented in the preceding paragraphs, on November 19, 2015 a prior administrative claim for the recovery of these overpayments was filed with the administrative authorities in connection with the periods 2013 and 2014. On September 23, 2016 a complaint was filed with the courts for both periods in view of the administrative authorities’ failure to answer.

In addition, on April 4, 2017, a petition was filed for the recovery of the tax paid in excess for year 2015. Likewise, on December 29, 2017, the related complaint was filed with the court for that year.

As of the date of these financial statements, the tax authorities had not yet released a response to the motions lodged.

The Bank has not recognized any asset in relation to these claims.